Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

3. Derivative Instruments and Hedging Activities

        We have entered into a number of separate forward contracts to hedge our exposures in British pounds sterling, Australian dollars and Euros. As of December 31, 2013, we had (1) outstanding forward contracts to purchase $206,069 U.S. dollars and sell 127,500 British pounds sterling to hedge our intercompany exposures with our United Kingdom operations; (2) an outstanding forward contract to purchase $62,300 U.S. dollars and sell 70,000 Australian dollars to hedge our intercompany exposures with our Australian subsidiary and (3) outstanding forward contracts to purchase 93,000 Euros and sell $127,219 U.S. dollars to hedge our intercompany exposures with our United Kingdom operations. At the maturity of the forward contracts, we may enter into new forward contracts to hedge movements in the underlying currencies. At the time of settlement, we either pay or receive the net settlement amount from the forward contract and recognize this amount in other (income) expense, net in the accompanying Consolidated Statements of Operations as a realized foreign exchange gain or loss. At the end of each month, we mark the outstanding forward contracts to market and record an unrealized foreign exchange gain or loss for the mark-to-market valuation. We have not designated these forward contracts as hedges. During the years ended December 31, 2011, 2012 and 2013, there was $1,092 in net cash disbursements, $9,116 in net cash disbursements and $6,954 in net cash receipts, respectively, included in cash from operating activities from continuing operations related to settlements associated with these foreign currency forward contracts.

        Our policy is to record the fair value of each derivative instrument on a gross basis. The following table provides the fair value of our derivative instruments as of December 31, 2012 and 2013 and their gains and losses for the years ended December 31, 2011, 2012 and 2013:

	Asset Derivatives
	December 31,
	2012		2013
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Prepaid expenses and other	$—	Prepaid expenses and other	$72

Total		$—		$72

	Liability Derivatives
	December 31,
	2012		2013
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Accrued expenses	$1,522	Accrued expenses	$5,592

Total		$1,522		$5,592

		Amount of (Gain) Loss Recognized in Income on Derivatives
		December 31,
	Location of (Gain) Loss Recognized in Income on Derivative
Derivatives Not Designated as Hedging Instruments		2011	2012	2013
Foreign exchange contracts	Other (income) expense, net	$(1,209)	$13,007	$(2,955)

Total		$(1,209)	$13,007	$(2,955)

        We have designated a portion of our 6 3/4% Notes as a hedge of net investment of certain of our Euro denominated subsidiaries. For the years ended December 31, 2011, 2012 and 2013, we designated on average 86,750, 101,167 and 106,525 Euros, respectively, of the 6 3/4% Notes as a hedge of net investment of certain of our Euro denominated subsidiaries. As a result, we recorded foreign exchange gains of $8,634 ($5,411, net of tax) related to the change in fair value of such debt due to currency translation adjustments, which is a component of accumulated other comprehensive items, net included in Iron Mountain Incorporated Stockholders' Equity for the year ended December 31, 2011. We recorded foreign exchange losses of $4,408 ($2,668, net of tax) related to the change in fair value of such debt due to currency translation adjustments, which is a component of accumulated other comprehensive items, net included in Iron Mountain Incorporated Stockholders' Equity for the year ended December 31, 2012. We recorded foreign exchange losses of $5,311 ($3,238, net of tax) related to the change in fair value of such debt due to currency translation adjustments, which is a component of accumulated other comprehensive items, net included in Iron Mountain Incorporated Stockholders' Equity for the year ended December 31, 2013. As of December 31, 2013, cumulative net gains of $7,484, net of tax are recorded in accumulated other comprehensive items, net associated with this net investment hedge.